Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
L3Harris Technologies, Inc. ............. 32,118 $ 6,844,346
RTX Corp. ........................ 48,109 4,692,071
11,536,417
Automobile Components — 0.4%
Lear Corp. ........................ 8,393 1,215,978
Automobiles — 2.5%
General Motors Co. .................. 177,942 8,069,670
Banks — 11.8%
Bank of America Corp. ................ 56,135 2,128,639
Citigroup, Inc. ...................... 171,195 10,826,372
Citizens Financial Group, Inc. ........... 64,388 2,336,640
First Citizens BancShares, Inc. , Class A ..... 4,810 7,864,350
JPMorgan Chase & Co. ............... 21,992 4,404,998
Wells Fargo & Co. ................... 191,943 11,125,016
38,686,015
Beverages — 1.1%
Diageo plc ........................ 21,343 789,738
Keurig Dr Pepper, Inc. ................ 67,607 2,073,507
Pernod Ricard SA ................... 4,596 744,020
3,607,265
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. ............. 118,700 1,073,384
Building Products — 1.5%
Allegion plc
(a)
....................... 17,260 2,325,095
Johnson Controls International plc ........ 41,661 2,721,296
5,046,391
Capital Markets — 3.1%
Carlyle Group, Inc. (The) ............... 2,889 135,523
Charles Schwab Corp. (The) ............ 23,860 1,726,032
Goldman Sachs Group, Inc. (The) ........ 4,178 1,745,109
Intercontinental Exchange, Inc. .......... 22,659 3,114,026
Raymond James Financial, Inc. .......... 13,599 1,746,384
UBS Group AG (Registered) ............ 55,081 1,695,995
10,163,069
Chemicals — 1.2%
International Flavors & Fragrances, Inc. ..... 22,662 1,948,705
PPG Industries, Inc. .................. 12,700 1,840,230
3,788,935
Communications Equipment — 1.5%
Cisco Systems, Inc. .................. 96,183 4,800,494
Consumer Finance — 0.5%
American Express Co. ................ 6,980 1,589,276
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp. ................. 29,330 4,577,240
Containers & Packaging — 1.3%
Sealed Air Corp.
(a)
................... 116,806 4,345,183
Diversified Telecommunication Services — 2.2%
AT&T, Inc. ......................... 136,843 2,408,437
Verizon Communications, Inc. ........... 118,676 4,979,645
7,388,082
Electric Utilities — 2.8%
American Electric Power Co., Inc. ......... 42,312 3,643,063
Edison International .................. 16,183 1,144,624
Exelon Corp. ....................... 55,164 2,072,511
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp. ....................... 133,735 $ 2,241,399
9,101,597
Financial Services — 4.1%
Equitable Holdings, Inc. ............... 38,025 1,445,330
Fidelity National Information Services, Inc. ... 98,863 7,333,658
Visa, Inc. , Class A ................... 16,513 4,608,448
13,387,436
Food Products — 2.2%
Kraft Heinz Co. (The) ................. 191,752 7,075,649
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc. ............... 142,319 6,082,714
Koninklijke Philips NV
(b)
................ 149,254 2,987,163
Medtronic plc
(a)
..................... 75,859 6,611,112
15,680,989
Health Care Providers & Services — 7.2%
Cardinal Health, Inc. .................. 46,541 5,207,938
Cencora, Inc. ...................... 6,396 1,554,164
Cigna Group (The) ................... 11,842 4,300,896
CVS Health Corp. ................... 15,471 1,233,967
Elevance Health, Inc. ................. 10,717 5,557,193
Humana, Inc. ...................... 6,474 2,244,665
Laboratory Corp. of America Holdings ...... 16,919 3,696,125
23,794,948
Household Durables — 1.7%
Newell Brands, Inc. .................. 140,180 1,125,645
Panasonic Holdings Corp. .............. 181,000 1,727,422
Sony Group Corp. ................... 32,800 2,812,624
5,665,691
Industrial Conglomerates — 0.3%
Siemens AG (Registered) .............. 4,601 878,510
Insurance — 6.1%
American International Group, Inc. ........ 114,321 8,936,473
Fidelity National Financial, Inc. , Class A ..... 63,835 3,389,639
First American Financial Corp. ........... 5,030 307,081
Prudential plc ...................... 151,833 1,423,978
Willis Towers Watson plc ............... 21,966 6,040,650
20,097,821
IT Services — 1.1%
Cognizant Technology Solutions Corp. , Class A 51,667 3,786,674
Leisure Products — 0.5%
Hasbro, Inc. ....................... 31,486 1,779,589
Life Sciences Tools & Services — 1.2%
Fortrea Holdings, Inc.
(b)
................ 35,220 1,413,731
Thermo Fisher Scientific, Inc. ............ 4,267 2,480,023
3,893,754
Machinery — 2.3%
CNH Industrial NV ................... 141,013 1,827,529
Komatsu Ltd. ...................... 50,300 1,488,417
Stanley Black & Decker, Inc. ............ 16,224 1,588,816
Westinghouse Air Brake Technologies Corp. .. 17,975 2,618,598
7,523,360
Media — 2.8%
Comcast Corp. , Class A ............... 131,646 5,706,854
Fox Corp. , Class A
(a)
.................. 66,759 2,087,554
WPP plc .......................... 137,470 1,302,822
9,097,230

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc. ...... 21,169 $ 1,413,666
Sempra .......................... 40,188 2,886,704
4,300,370
Oil, Gas & Consumable Fuels — 7.7%
BP plc ........................... 1,217,478 7,637,762
Chevron Corp. ...................... 23,366 3,685,753
Enterprise Products Partners LP
(a)
........ 114,881 3,352,227
Shell plc .......................... 214,315 7,110,865
Suncor Energy, Inc. .................. 95,746 3,533,985
25,320,592
Personal Care Products — 1.5%
Unilever plc , ADR
(a)
.................. 97,586 4,897,841
Pharmaceuticals — 4.4%
AstraZeneca plc .................... 16,902 2,270,679
Bayer AG (Registered) ................ 70,451 2,157,532
Bristol-Myers Squibb Co. ............... 15,119 819,903
Eli Lilly & Co. ...................... 4,139 3,219,977
Pfizer, Inc. ........................ 25,957 720,307
Sanofi SA ......................... 53,684 5,222,621
14,411,019
Professional Services — 4.0%
Leidos Holdings, Inc. ................. 49,765 6,523,694
SS&C Technologies Holdings, Inc. ........ 102,419 6,592,711
13,116,405
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc. ... 11,699 1,539,354
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 11,728 1,595,594
Software — 1.3%
Microsoft Corp. ..................... 10,460 4,400,731
Specialized REITs — 0.5%
Crown Castle, Inc. ................... 16,712 1,768,631
Specialty Retail — 0.4%
Ross Stores, Inc. .................... 8,460 1,241,590
Technology Hardware, Storage & Peripherals — 1.9%
Samsung Electronics Co. Ltd. , GDR
(c) (d)
..... 4,234 6,288,690
Textiles, Apparel & Luxury Goods — 0.7%
Swatch Group AG (The) ............... 3,364 784,762
Tapestry, Inc. ....................... 34,184 1,623,056
2,407,818
Tobacco — 1.3%
British American Tobacco plc , ADR ........ 140,671 4,290,465
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc. , Class B ..... 1,682 68,917
Total Common Stocks — 95 .4%
(Cost: $ 278,504,254 ) .............................. 313,298,664
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.4%
Household Products — 0.4%
Henkel AG & Co. KGaA (Preference) ....... 18,360 $ 1,475,704
Total Preferred Securities — 0 .4%
(Cost: $ 1,444,843 ) ............................... 1,475,704
Total Long-Term Investments — 95.8%
(Cost: $ 279,949,097 ) .............................. 314,774,368
Short-Term Securities
Money Market Funds — 7.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(g)
.................. 10,793,072 10,798,469
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 13,445,672 13,445,672
Total Short-Term Securities — 7 .4%
(Cost: $ 24,244,141 ) ............................... 24,244,141
Total Investments — 103 .2%
(Cost: $ 304,193,238 ) .............................. 339,018,509
Liabilities in Excess of Other Assets — (3.2) % ............. (10,456,880)
Net Assets — 100.0% ...............................
$ 328,561,629
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Equity Dividend V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 10,799,004
(a)
$ — $ (535) $ — $ 10,798,469 10,793,072 $ 17,190
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 13,355,564 90,108
(a)
— — — 13,445,672 13,445,672 161,700 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 31,047,658 — (31,043,698)
(a)
(4,790) 830 — — — —
$ (5,325) $ 830 $ 24,244,141 $ 178,890 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 11,536,417 $ — $ — $ 11,536,417
Automobile Components .................................. 1,215,978 — — 1,215,978
Automobiles .......................................... 8,069,670 — — 8,069,670
Banks ............................................... 38,686,015 — — 38,686,015
Beverages ........................................... 2,073,507 1,533,758 — 3,607,265
Broadline Retail ........................................ — 1,073,384 — 1,073,384
Building Products ....................................... 5,046,391 — — 5,046,391
Capital Markets ........................................ 8,467,074 1,695,995 — 10,163,069
Chemicals ............................................ 3,788,935 — — 3,788,935
Communications Equipment ................................ 4,800,494 — — 4,800,494
Consumer Finance ...................................... 1,589,276 — — 1,589,276
Consumer Staples Distribution & Retail ........................ 4,577,240 — — 4,577,240
Containers & Packaging .................................. 4,345,183 — — 4,345,183
Diversified Telecommunication Services ........................ 7,388,082 — — 7,388,082
Electric Utilities ........................................ 9,101,597 — — 9,101,597
Financial Services ...................................... 13,387,436 — — 13,387,436
Food Products ......................................... 7,075,649 — — 7,075,649
Health Care Equipment & Supplies ........................... 12,693,826 2,987,163 — 15,680,989
Health Care Providers & Services ............................ 23,794,948 — — 23,794,948
Household Durables ..................................... 1,125,645 4,540,046 — 5,665,691
Industrial Conglomerates .................................. — 878,510 — 878,510
Insurance ............................................ 18,673,843 1,423,978 — 20,097,821
IT Services ........................................... 3,786,674 — — 3,786,674
Leisure Products ....................................... 1,779,589 — — 1,779,589
Life Sciences Tools & Services .............................. 3,893,754 — — 3,893,754
Machinery ............................................ 6,034,943 1,488,417 — 7,523,360
Media ............................................... 7,794,408 1,302,822 — 9,097,230
Multi-Utilities .......................................... 4,300,370 — — 4,300,370
Oil, Gas & Consumable Fuels ............................... 10,571,965 14,748,627 — 25,320,592
Personal Care Products .................................. 4,897,841 — — 4,897,841
Pharmaceuticals ....................................... 4,760,187 9,650,832 — 14,411,019
Professional Services .................................... 13,116,405 — — 13,116,405
Residential REITs ....................................... 1,539,354 — — 1,539,354
Semiconductors & Semiconductor Equipment .................... 1,595,594 — — 1,595,594
Software ............................................. 4,400,731 — — 4,400,731
Specialized REITs ...................................... 1,768,631 — — 1,768,631

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Equity Dividend V.I. Fund

Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 1,241,590 $ — $ — $ 1,241,590
Technology Hardware, Storage & Peripherals .................... — 6,288,690 — 6,288,690
Textiles, Apparel & Luxury Goods ............................ 1,623,056 784,762 — 2,407,818
Tobacco ............................................. 4,290,465 — — 4,290,465
Wireless Telecommunication Services ......................... 68,917 — — 68,917
Preferred Securities ....................................... — 1,475,704 — 1,475,704
Short-Term Securities
Money Market Funds ...................................... 24,244,141 — — 24,244,141
$ 289,145,821 $ 49,872,688 $ — $ 339,018,509
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)